Credit Quality - Schedule of Amortized Cost Basis of Loan Modifications Made to Borrowers (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.16%
Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 32,788
Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 1,737
Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.03%
Commercial Real Estate [Member] | Owner-Occupied [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 484
Commercial Real Estate [Member] | Owner-Occupied [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.50%
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 31,633
Commercial Real Estate [Member] | Nonowner-Occupied [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 1,737
Other Commercial [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.00%
Other Commercial [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 165
Other Commercial [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.01%
Residential Real Estate [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 506
Residential Real Estate [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.00%
Construction & Land Development [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Construction & Land Development [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Consumer [Member] | Bankcard [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.00%
Consumer [Member] | Bankcard [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Consumer [Member] | Bankcard [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Consumer [Member] | Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
% of Total Class of Financing Receivable	0.00%
Consumer [Member] | Other Consumer [Member] | Term Extension [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0
Consumer [Member] | Other Consumer [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified	$ 0